GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 1997 (Unaudited)

  Number of
   Shares                                                           Value
  --------                                                       ----------

          COMMON STOCKS                               57.23%
          Aerospace                                    0.77%
     125  Northrop Grumman Corp.                                    $15,172
                                                                 ----------
          AUTOMOTIVE PARTS                             1.95%
     500  Dana Corp.                                                 24,687
     250  TRW, Inc.                                                  13,719
                                                                 ----------
                                                                     38,406
                                                                 ----------

          CONSTRUCTION                                 0.74%
     250  Centex Corp.                                               14,594
                                                                 ----------

          CONSUMER PRODUCTS                            3.96%
     800  American Stores Co.                                        19,500
     300  Avon Products, Inc.                                        18,600
     300  ConAgra, Inc.                                              19,800
     400  Quaker Oats Co.                                            20,150
                                                                 ----------
                                                                     78,050
                                                                 ----------

          COMMUNICATION PRODUCTS                       1.05%
     500  Iridium World Communications Ltd.<F1>                      20,625
                                                                 ----------

          COMPUTER HARDWARE                            3.66%
     500  Compaq Computer Corp.<F1>                                  37,375
     300  Hewlett Packard Co.                                        20,869
     300  Sun Microsystems, Inc.<F1>                                 14,044
                                                                 ----------
                                                                     72,288
                                                                 ----------

          COMPUTER SOFTWARE                            3.30%
     400  Adobe Systems, Inc.                                        20,150
     300  Computer Associates International, Inc.                    21,544
     400  EMC Corp.                                                  23,350
                                                                 ----------
                                                                     65,044
                                                                 ----------

          DRUGS                                        1.57%
     600  Schering-Plough Corp.                                      30,900
                                                                 ----------

          HEALTHCARE SUPPLIES                          3.72%
     500  Amgen, Inc.<F1>                                            23,968
     250  Becton, Dickinson & Co.                                    11,969
   1,000  Biomet, Inc.                                               24,000
     275  Kimberly-Clark Corp.                                       13,457
                                                                 ----------
                                                                     73,394
                                                                 ----------

          HOSPITAL MANAGEMENT                          1.11%
     750  Tenet Healthcare Corp.<F1>                                 21,843
                                                                 ----------

          HOTEL/MOTEL                                  0.72%
     200  Marriott International, Inc.                               14,212
                                                                 ----------



  Number of
   Shares                                                           Value
  --------                                                       ----------

          LIFE INSURANCE                               1.24%
     500  Conseco, Inc.                                             $24,406
                                                                 ----------

          MACHINERY AND EQUIPMENT                      5.51%
     245  Applied Materials, Inc.<F1>                                23,336
     250  Cummins Engine Company, Inc.                               19,516
     600  PACCAR, Inc.                                               33,600
     700  Snap-On, Inc.                                              32,244
                                                                 ----------
                                                                    108,696
                                                                 ----------

          MAJOR REGIONAL BANKS                         4.19%
     400  Bank of New York Co., Inc.                                 19,200
     200  Comerica, Inc.                                             15,788
     500  First Union Corp.                                          25,031
     200  Republic New York Corp.                                    22,725
                                                                 ----------
                                                                     82,744
                                                                 ----------

          MULTILINE INSURERS                           2.77%
     225  Allstate Corp.                                             18,084
     300  Travelers, Inc.                                            20,475
     700  USF&G Corp.                                                16,056
                                                                 ----------
                                                                     54,615
                                                                 ----------

          OIL - INTERNATIONAL INTEGRATED               1.00%
     320  Texaco, Inc.                                               19,660
                                                                 ----------

          OIL AND GAS (DRILLING & EQUIPMENT)           4.25%
     400  Baker Hughes, Inc.                                         17,500
     400  Halliburton Co.                                            20,800
     400  Phillips Petroleum Co.                                     20,650
     700  Rowan Companies, Inc.<F1>                                  24,938
                                                                 ----------
                                                                     83,888
                                                                 ----------

          PRINTING AND PUBLISHING                      2.16%
     200  Gannett Company, Inc.                                      21,588
     400  New York Times Co. Class A<F1>                             21,000
                                                                 ----------
                                                                     42,588
                                                                 ----------

          RESTAURANTS                                  0.75%
     700  Wendy's International, Inc.                                14,875
                                                                 ----------

          RETAIL                                       0.72%
     250  CVS Corp.                                                  14,219
                                                                 ----------

          SEMICONDUCTORS                               1.40%
     300  Intel Corp.                                                27,694
                                                                 ----------

          TELEPHONE                                    4.07%
     400  Ameritech Corp.                                            26,600
     288  Bell Atlantic Corp.                                        23,166
     100  Genesys Telecommunication Laboratories, Inc.<F1>            3,638
     700  U.S. West Communications Group                             26,950
                                                                 ----------
                                                                     80,354
                                                                 ----------


  Number of
   Shares                                                           Value
   ------                                                        ----------

          TEXTILE - APPAREL MANUFACTURERS              2.72%
     400  Liz Claiborne, Inc.                                       $21,975
     400  Nike, Inc. Class B                                         21,200
     100  Polo Ralph Lauren Corp.<F1>                                 2,619
      85  VF Corp.                                                    7,873
                                                                 ----------
                                                                     53,667
                                                                 ----------

          TOBACCO                                      1.47%
     700  Philip Morris Cos., Inc.                                   29,094
                                                                 ----------
          UTILITIES                                    2.43%
     400  Columbia Gas System, Inc.                                  28,000
     775  Public Service Enterprise Group                            19,956
                                                                 ----------
                                                                     47,956
                                                                 ----------


          Total Common Stocks (cost $984,317)                     1,128,984
                                                                 ----------

Principal
 Amount
--------
          U.S. TREASURY NOTES                         19.11%

$25,000   6.375%, 4/30/99                                            25,224
 50,000   6.375%, 5/15/99                                            50,434
 25,000   6.00%, 8/15/99                                             25,068
 75,000   6.00%, 8/15/00                                             75,228
 50,000   5.25%, 1/31/01                                             48,995
 25,000   6.25%, 4/30/01                                             25,213
 25,000   6.375%, 9/30/01                                            25,329
 50,000   6.25%, 2/28/02                                             50,443
 25,000   6.625%, 4/30/02                                            25,580
 25,000   6.375%, 8/15/02                                            25,373
                                                                 ----------

          Total U.S. Treasury Notes (cost $373,484)                 376,887
                                                                 ----------

          U.S TREASURY BONDS                          16.86%

325,000   6.625%, 2/15/27                                           332,647
                                                                 ----------
          Total U.S. Treasury Bonds (cost $329,283)                 332,647
                                                                 ----------

          SHORT-TERM INVESTMENTS                       2.36%

 46,535   UMB Bank, n.a., Money Market Fiduciary                     46,535
                                                                 ----------
          Total Short-term Investments (cost $46,535)                46,535
                                                                 ----------
          Total Investments (cost $1,733,619)         95.56%      1,885,053
                                                                 ----------
          Cash and Other Assets, less
            Liabilities                                4.44%         87,457
                                                                 ----------

          NET ASSETS                                 100.00%     $1,972,510
                                                                 ==========
          *Non-income producing security

          See notes to the financial statements.



GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)


ASSETS:
Investments at value (cost $1,733,619)                           $1,885,053
Deferred organizational costs                                        94,099
Cash                                                                 34,228
Prepaid expenses                                                     24,214
Due from adviser                                                     20,711
Dividends and interest receivable                                    10,418
---------------------------------------------------------------------------
Total Assets                                                      2,068,723
---------------------------------------------------------------------------
LIABILITIES:
Accrued expenses                                                     96,213
---------------------------------------------------------------------------
Total Liabilities                                                    96,213
---------------------------------------------------------------------------
NET ASSETS                                                       $1,972,510
===========================================================================

NET ASSETS CONSIST OF:
Capital stock                                                    $1,803,633
Undistributed net investment income                                   6,252
Undistributed net realized gain on investments                       11,191
Net unrealized appreciation on investments                          151,434
---------------------------------------------------------------------------
NET ASSETS                                                       $1,972,510
===========================================================================

CAPITAL STOCK, No par value, unlimited authorization
Issued and outstanding                                              162,316

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                         $12.15
===========================================================================
See notes to the financial statements.



GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the period March 31, 1997 to September 30, 1997 (Unaudited)


INVESTMENT INCOME:
Dividends                                                            $5,202
Interest                                                             11,091
---------------------------------------------------------------------------
                                                                     16,293
---------------------------------------------------------------------------

EXPENSES:
Fund administration and accounting fees                              32,398
Trustees' fees                                                       24,629
Federal and state registration fees                                  20,765
Shareholder servicing fees                                           20,689
Reports to shareholders                                              11,656
Amortization of organizational costs                                 10,551
Legal fees                                                           10,322
Other                                                                 8,099
Audit fees                                                            6,017
Investment advisory fees                                              3,760
Custody fees                                                          2,669
12b-1 fees                                                            1,253
---------------------------------------------------------------------------

Total expenses before reimbursement and waiver                      152,808
Reimbursement and waiver of expenses by adviser                    (146,541)
---------------------------------------------------------------------------

Net Expenses                                                          6,267
---------------------------------------------------------------------------

NET INVESTMENT INCOME                                                10,026
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                     11,191
Net unrealized appreciation on investments                          151,434
---------------------------------------------------------------------------

Net Gain on Investments                                             162,625
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                    $172,651
===========================================================================

See notes to the financial statements.


GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
For the period March 31, 1997 to September 30, 1997 (Unaudited)


OPERATIONS:
Net investment income                                               $10,026
Net realized gain on investments                                     11,191
Net unrealized appreciation on investments                          151,434
---------------------------------------------------------------------------
Net increase in net assets resulting from operations                172,651
---------------------------------------------------------------------------

DIVIDENDS PAID FROM:
Net investment income                                                (3,774)
---------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from 163,726 shares issued                               1,720,352
Cost of 1,697 shares redeemed                                       (20,125)
Proceeds from 287 shares reinvested                                   3,406
---------------------------------------------------------------------------
Net increase                                                      1,703,633
---------------------------------------------------------------------------


TOTAL INCREASE IN NET ASSETS                                      1,872,510

NET ASSETS:
Beginning of period                                                 100,000
---------------------------------------------------------------------------
End of period                                                    $1,972,510
===========================================================================


See notes to the financial statements.


THE GARZARELLI BALANCED FUND
---------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Unaudited)


                                                             March 31,1997<F2>
                                                           to September 30,1997
                                                           --------------------
Net Asset Value, Beginning of Period                              $10.00

Income from Investment Operations:
Net investment income                                               0.07
Net realized and unrealized gains
  on securities                                                     2.11
---------------------------------------------------------------------------

Total from Investment Operations                                    2.18

Less Distributions:
Dividends from net investment income                               (0.03)
---------------------------------------------------------------------------

Total Distributions                                                (0.03)
---------------------------------------------------------------------------

Net Asset Value, End of Period                                    $12.15
===========================================================================
Total Return <F3>                                                  21.85%

Supplemental Data and Ratios:
Net assets, end of period                                     $1,972,510
Ratio of net expenses to average net assets <F4><F5>                1.25%
Ratio of net investment income to average net assets <F4><F5>       2.00%

Portfolio turnover rate                                            11.10%
Average commission rate paid on portfolio
  investment transactions                                        $0.1113


<F2> Commencement of operations
<F3> Not annualized
<F4> Annualized
<F5> Net of reimbursements and waivers. Without reimbursements and waivers, the ratio of net expenses to average net assets would have been 30.47%, and the ratio of net investment income to average net assets would have been (27.22)%.

See notes to the financial statements.



Garzarelli Balanced Fund
---------------------------------------------------------------------------
Notes to the Financial Statements

September 30,1997
(Unaudited)


(1)  Organization
     ------------
     The Garzarelli Funds (the "Trust") was organized in October 1, 1996 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized and operating is the Garzarelli Balanced Fund (the "Fund").


(2)  Significant Accounting Policies
     -------------------------------
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a)  Investment Valuation

          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Debt securities (other then short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Garzarelli Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.


     (b)  Organization Costs

          Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

     (c)  Federal Income and Excise Taxes

          No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

     (d)  Distributions to Shareholders

          Dividends from net investment income will be declared and paid quarterly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. As of September 30, 1997 there were no such reclassifications.

     (e)  Securities Transactions and Investment Income

          Investment transactions are accounted for on the trade date plus one. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts will be amortized over the life of the security.


(3)  Investment Transactions
     -----------------------
     The aggregate purchases and sales of securities, excluding short-term investments, and U.S. government obligations, for the Fund for the period March 31, 1997 to September 30, 1997 are summarized below:

     Purchases
       U.S. Government                   $  702,646
       Other                              1,072,797
     Sales
       Other                                 99,671

     At September 30, 1997, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $1,733,619 were as follows:

     Appreciation                             $170,462
     Depreciation                              (19,028)
                                              --------
     Net appreciation on investments          $151,434
                                              ========

(4)  Investment Adviser
     ------------------
     The Fund has an agreement with the Adviser, with whom certain officers and Trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at 0.75% of average daily net assets of the Fund. The Adviser has agreed to voluntarily reduce its fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.25% of average net assets for the Fund during the first fiscal year end. In addition to waiving its fee the Adviser has also agreed to reimburse the Fund for any expenses that exceed 1.25% of average net assets. During the period ended September 30, 1997, the Adviser waived fees of $3,760 and reimbursed the Fund an additional $142,781 for expenses that exceeded the expense limitation of 1.25%.


(5)  Sub-Adviser
     -----------
     The Adviser has entered into an agreement with Affinity Investment Advisors, Inc. (the "Sub-Adviser") to serve as the Fund's portfolio manager, subject to the Adviser's supervision. Under the terms of the agreement, the Sub-Adviser is compensated by the Adviser at 12% of the Adviser's fees, net of any fees waived by the Adviser.


(6)  Service and Distribution Plan
     -----------------------------
     The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"), an affiliate of Sunstone Financial Group, Inc. (the "Administrator") and Sunstone Investor Services, LLC (the "Transfer Agent"). Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets. As of September 30, 1997, there have not been any payments made under the Plan.